UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee,	WI 53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-5384

Date of fiscal year end: February 28, 2009

Date of reporting period: February 28, 2009

Item 1. Reports to Stockholders.

Annual Report

THE APPLETON

GROUP PLUS FUND

February 28, 2009

Investment Advisor

Appleton Group Wealth Management, LLC

100 West Lawrence Street

Appleton, WI 54911

Phone: 1-866-993-7767

www.appletongrouponline.com

2008 Annual Report Advisor Letter

Greetings from Appleton Group Wealth Management LLC, advisor to The Appleton Group PLUS Fund.

The high-risk market environment experienced for much of the past year has reinforced the importance of a time-tested discipline for balancing investment risk with investment reward. The Appleton Group PLUS fund has worked diligently to successfully addresses this important task with a flexible and proactive asset allocation discipline. This discipline is designed to fulfill a critical portfolio diversification need: the ability to profit from sustained market advances and the ability to profit from sustained market declines. Used as a core piece of a well-diversified portfolio, we believe our discipline has the potential to produce market-like returns during bull markets and has the potential to preserve principal (and potentially grow assets) during bear markets.

During bear markets such as these, our goal is to experience only the minimum amount of portfolio drawdown necessary while still working to take advantage of opportunities that may present themselves during a subsequent market recovery. Clearly, traditional “buy and hold” strategies (which we’re not) aren’t what they used to be, and we believe we’re in a period of history in which asset bubbles will continue to be created and subsequently destroyed. For investors who are able to remain largely “on the right side of the market,” the potential rewards can be great. However, for those investors that are on the wrong side of the market for too long, we believe that returns are likely to be quite meager. It is our goal to continue to approach the management of the Fund in a disciplined, flexible and proactive way seeking to produce meaningful returns over time with less market-related risk.

The Appleton Group PLUS Fund has attracted many new investors, as evidenced by our Fund’s asset growth. Over the past year, the asset base of the fund has more than doubled, helping to reduce overall fund expenses to all shareholders.

Our door is always open to you, our shareholders, and we invite you to feel free to contact us at any time to answer you questions, or to join us for a cup of coffee here in the heart of Appleton Wisconsin.

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

The opinions expressed above are those of Mark C. Scheffler, are subject to change and should not be considered investment advice.

Performance data quoted represents past performance; past performance does not guarantee future results.

Because the Fund is a “fund of funds”, the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities. Mutual fund investing involves risk. Principal loss is possible.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be preceded or accompanied by a prospectus.

The Appleton Group PLUS Fund is distributed by Quasar Distributors, LLC. (4/09)

THE APPLETON GROUP PLUS FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08–2/28/09)

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE APPLETON GROUP PLUS FUND

Expense Example (continued)

(Unaudited)

	The Appleton Group PLUS Fund
	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period September 1, 2008– February 28, 2009*
Actual	$1,000.00	$860.80	$9.23
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole. The Fund, however, may temporarily depart from its principle investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, or political conditions.

Average Annual—For Periods Ended February 28, 2009

	1 Year	3 Year	Since Inception May 2, 2005
The Appleton Group PLUS Fund	(19.87)%	(5.92)%	(3.46)%

S&P 500 Index	(43.22)%	(15.09)%	(9.41)%

Dow Jones Moderate U.S. Portfolio Index	(26.31)%	(7.65)%	(3.21)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects the waiver and recovery of previously waived expenses by the Advisor. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and indices on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones U.S. Moderate Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in Dow Jones Moderate Portfolio Index is 60%. Three major asset classes in subindexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

THE APPLETON GROUP PLUS FUND	Schedule of Investments

February 28, 2009

Ticker Symbol: AGPLX

	Shares	Market Value
Short-Term Investments 36.18%
Money Market Funds 36.18%
AIM Liquid Assets Portfolio	1,658,000	$1,658,000
AIM STIT-STIC Prime Portfolio	1,658,000	1,658,000
AIM STIT-Treasury Portfolio	1,658,000	1,658,000
Federated Prime Value Obligations Fund	1,658,000	1,658,000
Fidelity Institutional Government Portfolio	1,658,000	1,658,000
Fidelity Institutional Money Market Portfolio	1,658,000	1,658,000
Wells Fargo Advantage Prime Investment Money Market Fund	1,658,000	1,658,000

Total Money Market Funds (Cost $11,606,000)		11,606,000

Total Short-Term Investments (Cost $11,606,000)		11,606,000

Total Investments 36.18% (Cost $11,606,000)		11,606,000

Other Assets in Excess of Liabilities 63.82%		20,473,290

Net Assets 100.00%		$32,079,290

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

February 28, 2009
Assets
Investments, at value (cost $11,606,000)	$11,606,000
Cash	20,300,453
Interest receivable	5,651
Receivable for capital shares sold	241,043
Other assets	3,075

Total Assets	32,156,222

Liabilities
Payable to Advisor	18,528
Payable to affiliates	15,292
Accrued distribution fees	21,762
Accrued expenses and other liabilities	21,350

Total Liabilities	76,932

Net Assets	$32,079,290

Net Assets Consist Of:
Paid-in capital	$39,214,756
Accumulated net realized loss	(7,135,466)

Net Assets	$32,079,290

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,010,207

Net asset value, redemption price and offering price per share	$8.00

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Operations

For the Year Ended February 28, 2009
Investment Income
Dividend income	$287,227
Interest income	174,020

Total Investment Income	461,247

Expenses
Advisory fees	297,501
Distribution fees	74,375
Administration fees	45,040
Fund accounting fees	29,667
Transfer agent fees and expenses	27,228
Audit and tax fees	21,697
Federal and state registration fees	18,472
Legal fees	16,986
Reports to shareholders	14,261
Custody fees	11,472
Chief Compliance Officer fees and expenses	5,026
Trustees’ fees and related expenses	2,252
Other expenses	3,497

Total Expenses	567,474
Expense recovery by Advisor (Note 4)	27,528

Net Expenses	595,002

Net Investment Loss	(133,755)

Realized and Unrealized Gain/(Loss) on Investments
Net realized loss from security transactions	(6,379,180)
Change in net unrealized appreciation/depreciation on investments	(353,611)

Net Realized and Unrealized Loss on Investments	(6,732,791)

Net Decrease in Net Assets From Operations	$(6,866,546)

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets

	Year Ended February 28, 2009	Year Ended February 29, 2008
From Operations
Net investment income (loss)	$(133,755)	$179,277
Net realized gain (loss) from security transactions	(6,379,180)	224,920
Change in net unrealized appreciation/depreciation on investments	(353,611)	(1,241,787)

Net decrease in net assets from operations	(6,866,546)	(837,590)

From Distributions
Net investment income	(21,602)	(157,663)
Net realized gains	—	(1,073,451)

Net decrease in net assets resulting from distributions paid	(21,602)	(1,231,114)

From Capital Share Transactions
Proceeds from shares sold	14,992,703	14,556,278
Net asset value of shares issued in reinvestment of distributions to shareholders	21,602	1,231,114
Payments for shares redeemed(1)	(2,375,659)	(10,362,158)

Net increase in net assets from capital share transactions	12,638,646	5,425,234

Total increase in net assets	5,750,498	3,356,530

Net Assets:
Beginning of year	26,328,792	22,972,262

End of year	$32,079,290	$26,328,792

Undistributed Net Investment Income	$—	$21,602

(1)	Net of redemption fees of $230 for the year ended February 29, 2008.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended February 28, 2009	Year Ended February 29, 2008	Year Ended February 28, 2007	Period Ended February 28, 2006(1)
Net Asset Value, Beginning of Period	$9.99	$11.21	$10.47	$10.00

Income from investment operations:
Net investment income (loss)(2)	(0.03)	0.12	0.03	0.01
Net realized and unrealized gain/(loss) on investments	(1.95)	(0.50)	0.74	0.49

Total from investment operations	(1.98)	(0.38)	0.77	0.50

Less distributions paid:
From net investment income	(0.01)	(0.11)	(0.03)	(0.01)
From net realized gains	—	(0.73)	—	—
From tax return of capital	—	—	—	(0.02)

Total distributions paid	(0.01)	(0.84)	(0.03)	(0.03)

Paid-in capital from redemption fees (Note 2)	—	— (3)	— (3)	—	(3)

Net Asset Value, End of Period	$8.00	$9.99	$11.21	$10.47

Total Return	(19.87)%	(3.24)%	7.39%	4.98	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$32,079	$26,329	$22,972	$15,164
Ratio of expenses to average net assets(5)(7)	2.00%	2.00%	2.00%	2.00	%(6)
Ratio of net investment income to average net assets(5)	(0.45)%	0.74%	0.29%	0.19	%(6)
Portfolio turnover rate	951.67%	613.55%	384.07%	167.15	%(4)

(1)	Fund commenced operations on May 2, 2005.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(3)	Less than one cent per share.
(4)	Not annualized for periods less than a full year.
(5)

Net of waivers, reimbursements and recoupment of expenses by Advisor. Without waivers, reimbursements and recoupment of expenses, the ratio of expenses to average net assets would have been 1.91%, 1.96%, 2.14% and 3.70%, and the ratio of net investment income (loss) to average net assets would have been (0.36)%, 0.78%, 0.15% and (1.51)%, for the periods ended February 28, 2009, February 29, 2008, February 28, 2007 and February 28, 2006, respectively.

(6)	Annualized.
(7)	Does not include expenses of ETFs in which the Fund invests.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements

February 28, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group PLUS Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Redeemable securities issued by open-end, registered investment companies, such as money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 28, 2009

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 on March 1, 2008. Adoption of SFAS No. 157 had no material impact on the Fund’s financial statements.

FAS 157—Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted	prices in active markets for identical securities.
Level 2—Other	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—Significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1— Quoted Prices in Active Markets for Identical Assets	Level 2— Significant Other Observable Inputs	Level 3— Significant Unobservable Inputs
Assets:
Securities	$11,606,000	$11,606,000	$0	$0

Total	$11,606,000	$11,606,000	$0	$0

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 28, 2009

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2009 were as follows:

	Ordinary Income	Long-term Capital Gains
February 29, 2008:	$1,231,114	$—
February 28, 2009:	$21,602	$—

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 28, 2009

the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Federal Tax Matters

As of February 28, 2009, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$11,606,000

Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	—

Net tax unrealized appreciation	—

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(7,135,466)

Total accumulated losses	$(7,135,466)

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 28, 2009

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-in Capital
133,755	—	(133,755)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At February 28, 2009, the Fund had capital loss carryforwards of $3,561,438 which will expire February 28, 2017.

At February 28, 2009, the Fund had post-October losses of $3,574,028, which will be recognized in the following year.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At February 28, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended February 28, 2009, expenses of $27,528 previously waived by the Advisor were recouped by the Advisor.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 28, 2009

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$51,467
2010	$28,469

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended February 28, 2009, the Fund accrued expenses of $74,375, pursuant to the 12b-1 Plan.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended February 28, 2009	Year Ended February 29, 2008
Shares sold	1,637,296	1,433,878
Shares issued to holders in reinvestment of distributions	2,394	125,881
Shares redeemed	(264,611)	(973,652)

Net increase	1,375,079	586,107

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 28, 2009, were $132,815,476 and $139,273,907, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Appleton Group PLUS Fund and

Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of the Appleton Group PLUS Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of February 28, 2009, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin

April 27, 2009

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited)

Tax Information

The Fund designates 13.19% of its ordinary income distribution for the year ended February 28, 2009, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2009, 13.19% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The Business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-993-7767.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited), continued

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger(2) 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chairperson, President, and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	1	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President and Treasurer/ Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Fund Administration & Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008–present); Attorney, Investment Management, Quarles & Brady, LLP (2007–2008); Student, University of Pennsylvania (2004–2007).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Legal Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

(1)

The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Appleton Group PLUS Fund has adopted proxy voting policies and procedures that delegate to The Appleton Group, LLC, the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of The Appleton Group PLUS Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at
1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on
Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

THE APPLETON GROUP PLUS FUND

Investment Advisor	Appleton Group Wealth Management, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2009	FYE 2/28/2008
Audit Fees	18,550	17,150
Audit-Related Fees
Tax Fees	3,475	3,300
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2009	FYE 2/28/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2009	FYE 2/28/2008
Registrant
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 4, 2009

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date May 4, 2009